Share Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares Year Incentive_Plan	Dec. 31, 2016 CAD ($) shares Year	Dec. 31, 2016 USD ($) shares Year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of cash-settled share based incentive plans | Incentive_Plan	2
Number of options to purchase common shares | shares	16,569,134
Number of options granted | shares	13,752,016
Option vesting period	3 years
Option expiration term	7 years
Weighted average fair value of share options granted	$ 1.59	$ 1.79
Average risk-free interest rate	1.00%	1.00%	1.00%
Average expected life | Year	4	4	4
Expected forfeiture rate	5.00%	5.00%	5.00%
Expected volatility	54.00%	50.00%	50.00%
Stock-based compensation expense	$ 3,166,000	$ (32,024,000)
Employee Stock Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligible employees contribute	10.00%
Employees matching contribute percentage	20.00%
Compensation expense	$ 800,000	600,000
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years
Stock-based compensation expense	$ (2,115,000)	(10,888,000)
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years
Stock-based compensation expense	$ 4,188,000	(18,920,000)
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
SARs vesting period	5 years
SARs expire period	10 years
SARs intrinsic value	$ 0	0
Stock-based compensation expense	$ 3,000	$ 3,000
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted | shares	377,100	615,200	615,200
Weighted average share price		$ 6.37
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted | shares	1,165,900	2,130,700	2,130,700
Weighted average share price			$ 5.14
Stock-based compensation expense	$ 3,200,000	$ 4,200,000
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price	5.08
Weighted average fair value of share options granted	$ 6.00
Average risk-free interest rate	1.20%
Average expected life | Year	3
Expected volatility	60.00%
Stock-based compensation expense	$ 1,900,000	$ 0
Expected dividend yield	0.00%